CONSOLIDATED BALANCE SHEETS $ in Thousands, $ in Thousands	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)
ASSETS
Cash and cash equivalents	$ 4,555,096	$ 584,016	$ 1,034,668
Cash held on behalf of clients	54,734,351	7,017,584	42,487,090
Restricted cash	2,065	265
Term deposits			300,000
Short-term investments	1,169,741	149,974
Securities purchased under agreements to resell	106,203	13,616
Loans and advances (net of allowance of HK$9,075 thousand and HK$12,258 thousand as of December 31, 2020 and 2021, respectively)	29,587,306	3,793,439	18,825,366
Receivables:
Clients	469,577	60,205	735,145
Brokers	7,893,927	1,012,094	5,780,461
Clearing organizations	1,961,121	251,439	1,243,928
Fund management companies and fund distributors	72,340	9,275	297,622
Interest	50,829	6,517	19,876
Prepaid assets	18,306	2,347	11,422
Other current assets	81,594	10,461	106,887
Total current assets	100,702,456	12,911,232	70,842,465
Operating lease right-of-use assets	243,859	31,266	208,863
Long-term investments	23,394	2,999
Other non-current assets	568,805	72,928	286,439
Total non-current assets	836,058	107,193	495,302
Total assets	101,538,514	13,018,425	71,337,767
LIABILITIES
Amounts due to related parties	87,459	11,213	87,169
Payables:
Clients	59,127,439	7,580,830	46,062,842
Brokers	7,599,233	974,311	4,533,581
Clearing organizations	393,782	50,487	324,266
Fund management companies and fund distributors	56,690	7,268	127,442
Interest	15,359	1,969	5,493
Borrowings	6,357,405	815,094	5,482,818
Securities sold under agreements to repurchase	4,467,861	572,832	5,453,037
Lease liabilities - current	96,860	12,419	66,333
Accrued expenses and other liabilities	2,176,213	279,015	717,183
Total current liabilities	80,378,301	10,305,438	62,860,164
Lease liabilities - non-current	163,719	20,990	155,898
Other non-current liabilities	10,935	1,404	14,015
Total non-current liabilities	174,654	22,394	169,913
Total liabilities	80,552,955	10,327,832	63,030,077
Commitments and Contingencies (Note 29)
SHAREHOLDERS' EQUITY
Additional paid-in capital	17,935,752	2,299,573	6,960,369
Treasury stock (nil and 29,462,760 shares as of December 31, 2020 and 2021, respectively)	(1,178,755)	(151,130)
Accumulated other comprehensive (loss)/income	75,994	9,742	4,974
Retained earnings	4,152,472	532,396	1,342,262
Total shareholders' equity	20,985,559	2,690,593	8,307,690
Total liabilities and shareholders' equity	101,538,514	13,018,425	71,337,767
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	58	7	47
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	$ 38	$ 5	$ 38